CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total		Total IBM Stockholders’ Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non- Controlling Interests
Balance at the beginning of the period at Dec. 31, 2022	$ 22,021		$ 21,944	$ 58,343	$ 149,825	$ (169,484)	$ (16,740)	$ 77
Net income plus other comprehensive income/(loss)
Net income	7,502	[1]	7,502		7,502
Other comprehensive income/(loss)	(2,021)		(2,021)				(2,021)
Total comprehensive income	5,481		5,481
Cash dividends paid - common stock	(6,040)		(6,040)		(6,040)
Common stock issued under employee plans	1,300		1,300	1,300
Purchases and sales of treasury stock under employee plans - net	(152)		(152)		(11)	(140)
Changes in noncontrolling interests	3							3
Balance at the end of the period at Dec. 31, 2023	22,613		22,533	59,643	151,276	(169,624)	(18,761)	80
Net income plus other comprehensive income/(loss)
Net income	6,023	[1]	6,023		6,023
Other comprehensive income/(loss)	3,492		3,492				3,492
Total comprehensive income	9,516		9,516
Cash dividends paid - common stock	(6,147)		(6,147)		(6,147)
Common stock issued under employee plans	1,737		1,737	1,737
Purchases and sales of treasury stock under employee plans - net	(332)		(332)		11	(343)
Changes in noncontrolling interests	6							6
Balance at the end of the period at Dec. 31, 2024	27,393		27,307	61,380	151,163	(169,968)	(15,269)	86
Net income plus other comprehensive income/(loss)
Net income	10,593	[1]	10,593		10,593
Other comprehensive income/(loss)	(445)		(445)				(445)
Total comprehensive income	10,148		10,148
Cash dividends paid - common stock	(6,255)		(6,255)		(6,255)
Common stock issued under employee plans	1,937		1,937	1,937
Purchases and sales of treasury stock under employee plans - net	(490)		(490)		148	(637)
Changes in noncontrolling interests	7							7
Balance at the end of the period at Dec. 31, 2025	$ 32,740		$ 32,648	$ 63,318	$ 155,648	$ (170,605)	$ (15,713)	$ 93

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.